SUBSEQUENT EVENTS - Privatization of Teekay Offshore (Details) - Major business combination $ in Millions	Jan. 22, 2020 USD ($)
Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	43.00%
Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Investment	$ 75
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Investment	$ 165